Current and Deferred Income Tax (ISR): Aerostar Tax loss Carry forwards (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)
Income tax:
Unused tax losses for which no deferred tax asset recognised	$ 42,721
2016
Income tax:
Unused tax losses for which no deferred tax asset recognised	13,873
2017
Income tax:
Unused tax losses for which no deferred tax asset recognised	11,124
2018
Income tax:
Unused tax losses for which no deferred tax asset recognised	5,300
2020
Income tax:
Unused tax losses for which no deferred tax asset recognised	$ 12,424
Aerostar
Income tax:
Percentage of tax losses from previous years	50.00%
Tax losses from previous years		$ 126,662	$ 6,093